UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21479


                    MADISON HARBOR BALANCED STRATEGIES, INC.
               (Exact name of registrant as specified in charter)

                                    --------


                    Madison Harbor Balanced Strategies, Inc.
                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174
                    (Address of principal executive offices)

                    Madison Harbor Balanced Strategies, Inc.
                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-380-5500

                     DATE OF FISCAL YEAR END: MARCH 31, 2010

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS

Included herein pursuant to rule 30b1-5 under the Investment Company Act of 1940.

                    MADISON HARBOR BALANCED STRATEGIES, INC.
                      Consolidated Schedule of Investments
                                 June 30, 2009
                                  (unaudited)

                                                                       COMMITMENT /    UNFUNDED                       % OF NET
                       DESCRIPTION                                  PRINCIPAL AMOUNT  COMMITMENT       VALUE           ASSETS
---------------------------------------------------------           ----------------  ----------    -----------       --------
PRIVATE EQUITY REAL ESTATE FUNDS ("UNDERLYING FUNDS") (1)
   Harrison Street Real Estate Partners I, LP                          $ 5,277,700   $   693,353    $ 4,731,796        15.07%
   Barrow Street Real Estate Investment Fund III, LP                     4,000,000       390,000      2,086,945         6.64%
   Exeter Industrial Value Fund, LP                                      5,000,000     2,500,000      1,815,840         5.78%
   Parmenter Realty Fund III, LP                                         2,500,000       535,303      1,664,203         5.30%
   Keystone Property Fund II, LP                                         2,500,000       125,000      1,523,788         4.85%
   Urban American Real Estate Fund II, LP                                5,000,000     2,800,587      1,510,705         4.81%
   Five Arrows Realty Securities IV, LP                                  2,000,000       397,939      1,445,724         4.60%
   Legg Mason Real Estate Capital II, Inc.                               1,500,000        75,000      1,408,890         4.49%
   Legacy Partners Realty Fund I, LLC                                    2,000,000          --        1,193,488         3.80%
   Guardian Realty Fund II, LLC                                          1,500,000       303,296      1,069,576         3.41%
   Thor Urban Property Fund II, Inc.                                     5,000,000     4,257,223        429,858         1.37%
   Transwestern Mezzanine Realty Partners II, LLC                        1,478,000       113,468        386,103         1.23%
   RREEF America REIT III, Inc.                                          1,500,000          --          103,552         0.33%
   Legacy Partners Realty Fund II, LLC                                   2,800,000        10,079           --           0.00%
                                                                       -----------   -----------    -----------       -------
      Total private equity real estate funds
        (cost $28,601,659)                                             $42,055,700   $12,201,248    $19,370,468        61.68%
                                                                       ===========   ===========    ===========       =======

FIXED INCOME SECURITIES
   FHLMC Guaranteed Multiclass Mortgage
    Participating Certificates:
      Series 3228, Class PA, Dated 10/01/06, 5.5%,
       Due 03/15/22                                                    $ 1,927,187   $      --      $ 1,950,040         6.21%
   FHLMC Series 3149, Class PC, Dated 05/01/06, 6.0%,
       Due 10/15/31                                                        660,000          --          687,595         2.19%
   FHLMC Dated 09/16/99, 6.625%, Due 09/15/09                              300,000          --          303,938         0.97%
   FHLMC Series 2687, Class MQ, Dated 10/30/03, 4.5%,
       Due 10/15/18                                                         33,915          --           34,876         0.11%
   FHLMC Series 2700, Class PD, Dated 11/28/03, 4.5%,
       Due 02/15/27                                                         33,761          --           34,510         0.11%
   FNMA Series 2004-58, Class LJ, Dated 06/25/04, 5.0%,
       Due 07/25/34                                                        699,024          --          732,289         2.33%
   FNMA Series 2005-41, Class LY, Dated 04/29/05, 5.5%,
       Due 04/25/34                                                        675,000          --          683,681         2.18%
   FNMA Series 2004-99, Class CA, Dated 12/30/04, 5.50%,
       Due 11/25/34                                                        204,724          --          207,101         0.66%
   FNMA, Dated 06/03/09, 3.5%, Due 06/03/24                              1,000,000          --          996,563         3.17%
   FNMA, Dated 06/10/09, 4.0%, Due 06/10/24                              1,000,000          --          964,607         3.07%
   FNMA, Dated 12/19/06, 4.625%, Due 12/15/09                              850,000          --          866,734         2.76%
   FNMA, Dated 03/01/09, 5.0%, Due 03/01/39                                630,000          --          642,378         2.05%
   FNMA, Dated 06/01/05, 6.5%, Due 07/01/26                                389,853          --          417,976         1.33%
   FNMA, Dated 09/01/08, 5.0%, Due 10/01/23                                362,993          --          376,165         1.20%
   FNMA, Dated 06/01/08, 5.0%, Due 06/01/38                                302,435          --          308,408         0.98%
   FNMA, Dated 08/01/08, 5.50%, Due 09/01/23                               251,362          --          263,389         0.84%
   FNMA, Dated 05/01/08, 5.5%, Due 06/01/23                                180,818          --          189,481         0.60%
   FNMA, Dated 05/20/09, 5.00%, Due 05/20/24                                87,000          --           85,668         0.27%
   GNMA Series 2009-34, Class DA, Dated 05/29/09, 4.5%,
       Due 03/20/34                                                        498,959          --          509,075         1.62%
   GNMA Series 2004-75, Class NG, Dated 09/01/04, 5.5%,
       Due 09/20/33                                                        400,000          --          419,830         1.34%
   GNMA Series 2008-27, Class JA, Dated 03/01/08, 5.75%,
       Due 08/20/37                                                        400,000          --          413,557         1.32%
   GNMA Series 2008-84, Class JA, Dated 10/01/08, 5.5%,
       Due 09/20/38                                                        250,000          --          255,582         0.81%
   GNMA Series 2009-26, Class AB, Dated 04/30/09, 4.5%,
       Due 07/20/34                                                        248,918          --          252,982         0.81%
   Western Asset Money Market Fund                                         550,151          --          550,151         1.75%
                                                                       -----------                  -----------       -------
      Total fixed income securities (cost $12,192,186)                 $11,936,100                  $12,146,576        38.68%
                                                                       -----------                  -----------       -------
      Total investments at fair value (cost $40,793,845)                                            $31,517,044       100.36%
                                                                                                    ===========       =======

*Percentages are based on net assets of $31,402,915.

(1) Investments in Underlying Funds are illiquid, exempt from registration under the Securities Act of 1933 and may only be sold accordingly.

At June 30, 2009, the aggregate cost of investments for tax purposes was approximately $40,793,845. Net unrealized depreciation on investments for tax purposes was ($9,276,801) consisting of $307,412 of gross unrealized appreciation and ($9,584,213) of gross unrealized depreciation.

                    MADISON HARBOR BALANCED STRATEGIES, INC.
                      Consolidated Schedule of Investments
                                 June 30, 2009
                            (unaudited) (concluded)

The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at June 30, 2009:

                                                    QUOTED PRICES IN       SIGNIFICANT OTHER
                                                   ACTIVE MARKETS FOR      SIGNIFICANT OTHER        UNOBSERVABLE
                                                    IDENTICAL ASSETS       OBSERVABLE INPUTS            INPUTS       BALANCE AS OF
ASSETS                                                  (LEVEL 1)              (LEVEL 2)               (LEVEL 3)         6/30/09
                                                   ------------------     ------------------        ------------     -------------
Fixed Income Securities:
   Money Market Fund                                   $ 550,151            $         --            $         --     $    550,151
   U.S. agency securities and
    collateralized mortgage obligations                       --              11,596,425                      --       11,596,425
Private Equity Real Estate Funds                              --                      --              19,370,468       19,370,468
                                                       ---------            ------------            ------------     ------------
TOTAL                                                  $ 550,151            $ 11,596,425            $ 19,370,468     $ 31,517,044
                                                       =========            ============            ============     ============

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                    CHANGE IN
                                        BEGINNING                   UNREALIZED                   NET TRANSFERS IN       ENDING
                                      BALANCE AS OF    REALIZED    APPRECIATION/  NET PURCHASE/   AND/OR OUT OF     BALANCE AS OF
                                         3/31/09     GAIN/(LOSS)  (DEPRECIATION)      SALES          LEVEL 3           6/30/09
                                      -------------  -----------  --------------  -------------  ----------------   -------------
ASSETS
   Private Equity Real Estate Funds   $ 20,318,787     $ 5,054    $ (1,699,422)     $ 746,049         $    --        $ 19,370,468
                                      ============     =======    =============     =========         =======        ============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's Private Placement Memorandum and Supplements thereto, and most recent financial statements.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Madison Harbor Balanced Strategies, Inc.


By                                              /S/ EDWARD M. CASAL
                                                -------------------
                                                Edward M. Casal
                                                Chief Executive Officer
Date: August 19, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                                              /S/ EDWARD M. CASAL
                                                -------------------
                                                Edward M. Casal
                                                Chief Executive Officer


Date: August 19, 2009

By                                              /S/ MICHAEL FORTIER
                                                -------------------
                                                Michael Fortier
                                                Chief Financial Officer
Date: August 19, 2009